Notes to the Consolidated Statements of Financial Position - Summary Of Maturity Analysis Of Operating Lease Payments (Details) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability future payments	€ 49.9	€ 27.6	€ 30.3	€ 3.9
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability future payments	32.1	19.3
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability future payments	€ 17.8	€ 8.3